Accounts receivable (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	R$ (585,443)	R$ (985,614)	R$ (437,139)
Decrease through write-off, financial assets	(509,479)	(5,117)
Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(361,780)	(521,929)	(256,927)
Decrease through write-off, financial assets	(157,400)	0
Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(185,404)	(451,285)	(174,046)
Decrease through write-off, financial assets	(345,007)	0
Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(38,259)	(12,400)	R$ (6,166)
Decrease through write-off, financial assets	(7,072)	(5,117)
Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Decrease through write-off, financial assets	(157,400)
Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Decrease through write-off, financial assets	(345,007)
Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Decrease through write-off, financial assets	(7,072)
Expected credit losses
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(585,443)	(985,614)
Credit Amount
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	2,528,798	2,720,714
Exposure off balance credit limits not used
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	1,179,532	886,374
stage 1 | Expected credit losses | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(4,609)	(34,883)
stage 1 | Expected credit losses | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(3,685)	(17,202)
stage 1 | Expected credit losses | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(6,564)	(6,656)
stage 1 | Credit Amount | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	12,710	173,407
stage 1 | Credit Amount | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	360,233	439,544
stage 1 | Credit Amount | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	1,317,858	844,075
stage 1 | Exposure off balance credit limits not used | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	0	0
stage 1 | Exposure off balance credit limits not used | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	852,138	663,059
stage 1 | Exposure off balance credit limits not used | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	0	0
stage 2 | Expected credit losses | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(1,415)	(12,982)
stage 2 | Expected credit losses | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(10,203)	(34,756)
stage 2 | Expected credit losses | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(887)	(201)
stage 2 | Credit Amount | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	2,193	24,223
stage 2 | Credit Amount | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	185,326	205,356
stage 2 | Credit Amount | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	5,147	6,643
stage 2 | Exposure off balance credit limits not used | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	0	0
stage 2 | Exposure off balance credit limits not used | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	323,776	214,282
stage 2 | Exposure off balance credit limits not used | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	0	0
stage 3 | Expected credit losses | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(355,756)	(474,064)
stage 3 | Expected credit losses | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(171,516)	(399,327)
stage 3 | Expected credit losses | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(30,808)	(5,543)
stage 3 | Credit Amount | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	394,834	545,749
stage 3 | Credit Amount | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	217,937	467,611
stage 3 | Credit Amount | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	32,560	14,106
stage 3 | Exposure off balance credit limits not used | Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	0	0
stage 3 | Exposure off balance credit limits not used | Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	3,618	9,033
stage 3 | Exposure off balance credit limits not used | Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	R$ 0	R$ 0